UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scion Capital, LLC
Address: 20400 Stevens Creek Blvd, Suite 840
         Cupertino, CA  95014

13F File Number:  28-11229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Burry
Title:     Managing Member
Phone:     408-441-8400

Signature, Place, and Date of Signing:

       /s/  Michael J. Burry     Cupertino, CA     July 16, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $146,270 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANCO LATINOAMERICANO DE EXP   CL E             P16994132      739    39300 SH       SOLE                    39300        0        0
BARRICK GOLD CORP              COM              067901108    14535   500000 SH       SOLE                   500000        0        0
BJ SVCS CO                     COM              055482103    14220   500000 SH       SOLE                   500000        0        0
CATALYTICA ENERGY SYS INC      COM              148884109      318   264831 SH       SOLE                   264831        0        0
CONOCOPHILLIPS                 COM              20825C104    17663   225000 SH       SOLE                   225000        0        0
CROSSTEX ENERGY L P            COM              22765U102     2401    68000 SH       SOLE                    68000        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    20194   400000 SH       SOLE                   400000        0        0
GOOGLE INC                     CL A             38259P508    15681    30000 SH       SOLE                    30000        0        0
MOTOROLA INC                   COM              620076109     5277   298100 SH       SOLE                   298100        0        0
NEXEN INC                      COM              65334H102    12981   419400 SH       SOLE                   419400        0        0
OVERSTOCK COM INC DEL          COM              690370101    12672   693602 SH       SOLE                   693602        0        0
QUIKSILVER INC                 COM              74838C106     6903   488500 SH       SOLE                   488500        0        0
TEEKAY CORPORATION             COM              Y8564W103     5791   100000 SH       SOLE                   100000        0        0
TYCO INTL LTD NEW              COM              902124106    16895   500000 SH       SOLE                   500000        0        0